CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Amounts due to related parties	¥ 3,298,767	$ 485,856	¥ 1,502,892
Customer advances and deferred revenue	1,042,093	153,484	605,970
Payable to merchants	40,299,835	5,935,524	29,926,488
Accrued expenses and other liabilities	6,904,953	1,016,988	4,877,062
Merchant deposits	10,574,559	1,557,464	7,840,912
Short-term borrowings	2,773,023	408,422	898,748
Lease liabilities	182,318	26,853	115,734
Lease liabilities	¥ 390,803	$ 57,559	¥ 428,593
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Ordinary shares, issued	3,380,761,000	3,380,761,000	2,575,580,988
Ordinary shares, outstanding	3,380,761,000	3,380,761,000	2,575,580,988
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.000005		$ 0.000005
Ordinary shares, shares authorized	2,200,000,000	2,200,000,000	2,200,000,000
Ordinary shares, issued	1,409,744,080	1,409,744,080	2,074,447,700
Ordinary shares, outstanding	1,409,744,080	1,409,744,080	2,074,447,700
Consolidated VIE
Amounts due to related parties	¥ 3,298,767	$ 485,856	¥ 1,502,892
Customer advances and deferred revenue	1,041,935	153,460	605,969
Payable to merchants	39,821,635	5,865,093	29,657,227
Accrued expenses and other liabilities	4,201,598	618,829	3,420,728
Merchant deposits	10,574,449	1,557,448	7,840,912
Short-term borrowings	2,773,023	408,422	898,748
Lease liabilities	129,106	19,015	90,523
Lease liabilities	¥ 351,994	$ 51,843	¥ 382,673